Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 10
Cost of revenue	22
Gross loss	12
Research and development, net	3,518	7,095	6,529
Marketing	1,192	1,937	2,874
Marketing with related party	172	745	2,210
General and administrative	3,582	4,401	5,485
Total operating loss	8,476	14,178	17,098
Financial expenses (income), net	45	1,369	(2,565)
Loss from continuing operations	8,521	15,547	14,533
Net loss from discontinued operations		1,317	7,326
Loss for the year	8,521	16,864	21,859
Other comprehensive (income) loss:
Foreign currency translation differences		(230)	121
Other comprehensive (income) loss for the year, net		(230)	121
Total comprehensive loss	$ 8,521	$ 16,634	$ 21,980
Net loss per share from continuing operations – basic (in Dollars per share)	$ (0.02)	$ (0.07)	$ (0.11)
Net loss per share from continuing operations – diluted (in Dollars per share)	(0.02)	(0.07)	(0.11)
Net loss per share from discontinued operations – basic (in Dollars per share)		(0.01)	(0.05)
Net loss per share from discontinued operations – diluted (in Dollars per share)		$ (0.01)	$ (0.05)
Weighted average shares outstanding – basic (in Shares)	417,642,811	236,645,676	135,900,869
Weighted average shares outstanding – diluted (in Shares)	417,642,811	236,645,676	135,900,869